Summary of significant accounting policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Number of reportable segments | segment	1
Foreign exchange losses/(gains)	¥ 11,061	¥ (13,733)	¥ 8,205
Bank acceptance notes endorsed to suppliers	143,752	192,691
Impairment of goodwill	0	0	0
Accounts and notes receivable related to marketplace service	964,587	489,777
Shipping cost	103,940	105,420	111,592
Advertising costs	34,830	18,730	50,412
Employee social security and welfare benefits	323,685	339,155	291,839
Government grants	71,503	24,330	¥ 17,832
Profit appropriation to statutory reserves	¥ 735	¥ 0